UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2011

Item 1. Report to Stockholders.

Semi-Annual
Report
December 31, 2011

DSM	Large Cap Growth Fund

DSM Large Cap Growth Fund

Dear Shareholder:

During the six-month period from July 1, 2011 through December 31, 2011 (the “Period”), the DSM Large Cap Growth’s (the “Fund”) NAV declined from $20.85 to $18.62, a decrease of -5.09% including reinvested dividends.  Over the same time frame, the “total return” (including reinvested dividends) of the Fund’s two benchmarks, the Russell 1000 Growth and the S&P 500, was -3.92% and 3.69% respectively.

Relative Performance Factors

The Fund’s underperformance of the Russell 1000 Growth was primarily due to DSM’s selection of stocks in the energy, technology and financial sectors and our underweight of the consumer staples sector.  DSM’s stock selections in the health care and consumer discretionary sectors benefitted performance in the Period.

Specific Performance Factors

The major contributors to the Fund’s return during the Period were Apple (iPhones, iPads, Macintosh computers), Visa (electronic payments), Starbucks (global specialty coffee chain), Dollar General (domestic discount store chain) and Celgene (specialty pharmaceuticals).

The holdings which detracted most from the Fund’s performance during the Period, were Baker Hughes (oil field services), NetApp (commercial IT storage systems), Schlumberger (oil field services), Invesco (worldwide fund manager) and Rovi (digital home entertainment solutions).

Economic and Market Outlook

At DSM we continue to maintain our “muddle through” global economic scenario.  In the United States, recent economic statistics have been supportive of 2012 global economic growth approximating 2.5%.

The equity markets of emerging market countries, particularly Brazil, Russia, India and China, declined on average by more than 20% last year, perhaps presaging slower economic growth.  Nonetheless, expected growth in emerging market economies is still likely to be well above that of the developed markets.  Driven by 7%+ Gross Domestic Product growth in China, average growth of 4% or 5% for emerging market economies appears achievable.

In Europe, sovereign debt issues and the related banking problems continue to weigh on economic growth.  Accordingly, we believe a moderate recession in Europe is a distinct outcome.  Similarly, Japan’s economic outlook in 2012 is for very minor growth, or perhaps very slight negative growth.  Taken as a whole, prospects of a slow growth global economic outcome appear plausible.

DSM Large Cap Growth Fund

The critical variable is the economic outcome in Europe, as a result of sovereign debt problems primarily in Greece, Spain and Italy. Six or nine months ago, there was virtually no credibility given to the possibility of a break-up of the Euro.  Now many economists and pundits believe it is highly possible that the Eurozone, or the Euro currency itself, could break up as a result of national sovereign debt problems. The resulting shock of such a dislocation might cause a deep European recession and a global recession as well.  While this is a plausible scenario, we would note that policy makers in Europe and around the world have been fixated on this issue for some time and have taken steps to ameliorate the problem.  Global policy makers’ efforts are ongoing and in our view make the “muddle through” outcome the most probable.

Portfolio Outlook

The changes we have made to the Fund over the past six months follow on our strategy to increase emerging markets exposure and dividend yields.  As of year-end, emerging markets accounted for approximately 23% of weighted revenues, and positions yielding over 2% per annum made up approximately 22% of the portfolio.  The Fund continues to be focused on unique global businesses, preferably with significant emerging markets revenue exposure.  The stock selections are made with a modest global economic growth outlook in-mind.  We believe that the valuation of the Fund, at approximately 16x calendar 2012 earnings, continues to be attractive in the current economic environment and relative to the market.  We continue to project a high-teens earnings growth rate through 2015.  Additionally, the Fund’s holdings continue to be characterized by very strong balance sheets and significant free cash flow.  The majority of the Fund is invested in the technology, health care, consumer, and business services sectors with smaller weightings in the industrial and financial sectors.

Sincerely,

Stephen Memishian	Daniel Strickberger

DSM Large Cap Growth Fund

Past performance is not a guarantee of future results.

Opinions expressed are those of the Fund and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  Please see the Schedule of Investments in this report for a full listing of the Fund’s holdings.

Mutual fund investing involves risk, including the possible loss of principal.  The Fund invests in foreign securities which involve greater volatility, political, economic and currency risks and differences in accounting methods.  The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as a representative of the equity market in general.  The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  You cannot invest directly in an index.

Free cash flow measures the cash generating capability of a company by adding noncash charges (e.g. depreciation) and interest expense to pretax income.

Earnings growth is not a measure of a fund’s future performance.

Must be preceded or accompanied by a prospectus.

DSM Large Cap Growth Fund is distributed by Quasar Distributors, LLC.

DSM Large Cap Growth Fund

SECTOR ALLOCATION at December 31, 2011 (Unaudited)

Sector Allocation	% of Net Assets

Information Technology	28.3%
Consumer Discretionary	20.3%
Health Care	17.0%
Industrials	10.7%
Consumer Staples	9.2%
Energy	7.2%
Materials	5.4%
Financials	1.6%
Cash*	0.3%
Net Assets	100.0%

*	Represents cash and other assets in excess of liabilities.

EXPENSE EXAMPLE For the Period Ended December 31, 2011 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the Period and held for the entire Period (7/1/11 – 12/31/11).

Actual Expenses

The first line of the following table provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  Currently, if you request a redemption be made by wire, a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem shares that have been held for less than 30 days. An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests, in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary and are not included in the example below.  The following example includes, but is not limited to, investment advisory fees, fund accounting fees, custody fees and

DSM Large Cap Growth Fund

EXPENSE EXAMPLE For the Period Ended December 31, 2011 (Unaudited) (Continued)

transfer agent fees.  However, the following example does not include portfolio trading commissions and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6). Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/11	12/31/11	7/1/11 – 12/31/11*
Actual	$1,000	$949	$5.39
Hypothetical (5% annual
return before expenses)	$1,000	$1,020	$5.58

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10% (reflecting fee waivers in effect) multiplied by the average account value over the period, multiplied by 184/366 days.

DSM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS at December 31, 2011 (Unaudited)

Shares		Value

COMMON STOCKS: 99.5%

Air Freight & Logistics: 3.1%
19,600	Expeditors International
	of Washington, Inc.	$802,816

Beverages: 2.6%
18,925	SABMiller Plc - ADR	663,321

Biotechnology: 6.0%
22,850	Celgene Corp.*	1,544,660

Capital Markets: 1.6%
4,250	Franklin Resources, Inc.	408,255

Chemicals: 2.6%
6,250	Praxair, Inc.	668,125

Communications Equipment: 2.8%
6,850	F5 Networks, Inc.*	726,922

Computers & Peripherals: 10.3%
5,010	Apple, Inc.*	2,029,050
16,800	NetApp, Inc.*	609,336
		2,638,386

Energy Equipment & Services: 7.2%
16,310	Baker Hughes, Inc.	793,318
15,450	Schlumberger Ltd.	1,055,390
		1,848,708

Food Products: 2.7%
12,000	Nestle SA - ADR	692,520

Health Care Equipment &
Supplies: 2.5%
1,400	Intuitive Surgical, Inc.*	648,214

Hotels, Restaurants & Leisure: 7.8%
14,325	Las Vegas Sands Corp. *	612,107
16,675	Starbucks Corp.	767,217
10,750	Yum Brands, Inc.	634,358
		2,013,682

Industrial Conglomerates: 10.4%
11,825	3M Co.	966,457
54,475	General Electric Co.	975,647
10,275	Monsanto Co.	719,969
		2,662,073

Internet & Catalog Retail: 3.2%
1,760	Priceline
	Communications,
	Inc.*	823,170

Internet Software & Services: 2.3%
930	Google, Inc.*	600,687

IT Services: 9.9%
16,225	Cognizant Technology
	Solutions Corp.*	1,043,430
14,675	Visa, Inc.	1,489,953
		2,533,383

Media: 2.4%
15,000	Discovery
	Communications, Inc.*	614,550

Multiline Retail: 4.6%
23,500	Dollar General Corp.*	966,790
3,445	Tiffany & Co.	228,266
		1,195,056

Pharmaceuticals: 8.4%
10,700	Allergan, Inc.	938,818
11,800	Shire Plc - ADR	1,226,020
		2,164,838

Software: 0.7%
6,875	Rovi Corp.*	168,988

Telecommunications: 2.3%
29,550	Tencent Holdings
	Ltd. - ADR	595,136

Textiles, Apparel & Luxury
Goods: 2.2%
5,800	Nike, Inc.	558,946

Tobacco: 3.9%
12,825	Philip Morris
	International, Inc.	1,006,505

TOTAL COMMON STOCKS
(Cost $23,420,609)		25,578,941

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS at December 31, 2011 (Unaudited) (Continued)

Shares	Value

SHORT-TERM INVESTMENTS - 1.0%
250,244	Invesco Short-Term
Investments Trust
Treasury Portfolio,
0.02%^	$250,244

TOTAL SHORT-TERM INVESTMENT
(Cost $250,244)	250,244

TOTAL INVESTMENTS
IN SECURITIES: 100.5%
(Cost $23,670,853)	25,829,185
Other Liabilities in excess
of Assets: (0.5%)	(123,726)
TOTAL NET ASSETS: 100.0%	$25,705,459

ADR - American Depository Receipt
*	Non-income producing security
^	Annualized Seven-day yield as of
December 31, 2011.

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

STATEMENT OF ASSETS AND LIABILITIES at December 31, 2011 (Unaudited)

ASSETS:
Investments in Securities, at Value
(Cost $23,670,853)	$25,829,185
Receivables:
Dividends and Interest Receivable	26,754
Prepaid Expenses and Other Assets	16,082
Total assets	25,872,021

LIABILITIES:
Payables:
Investments Purchased	133,262
Investment Advisory Fees, Net	9,111
Administration Fees	2,415
Fund Accounting Fees	2,467
Transfer Agent Fees	4,638
Custody Fees	4,139
Chief Compliance Officer Fees	1,228
Other Accrued Expenses	9,302
Total liabilities	166,562
NET ASSETS	$25,705,459

COMPONENTS OF NET ASSETS:
Paid-in capital	$25,028,486
Accumulated Undistributed Net Investment Loss	(18,200)
Accumulated Net Realized Loss on Investments	(1,463,159)
Net Unrealized Appreciation of Investments	2,158,332
Net assets	$25,705,459

Net Asset Value (unlimited shares authorized):
Net assets	$25,705,459
Shares of beneficial interest issued and outstanding	1,380,324
Net asset value, offering and redemption price per share	$18.62

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

STATEMENT OF OPERATIONS For the Six Months Ended December 31, 2011 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends	$120,042
Interest	32
Total investment income	120,074

Expenses:
Investment Advisory Fees	125,176
Administration Fees	15,882
Professional Fees	14,072
Transfer Agent Fees	13,658
Fund Accounting Fees	13,386
Registration Fees	8,315
Miscellaneous Expenses	5,669
Custodian Fees	4,749
Chief Compliance Officer Fees	4,101
Reports to Shareholders	3,714
Trustee Fees	2,865
Insurance Expenses	1,001
Total expenses	212,588
Less: Expenses waived or reimbursed	(74,314)
Net expenses	138,274
Net investment loss	(18,200)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(1,368,054)
Net change in unrealized
depreciation of investments	(383)
Net realized and unrealized loss on investments	(1,368,437)
Net decrease in net assets
resulting from operations	$(1,386,637)

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31,
	2011	Year Ended
	(Unaudited)	June 30, 2011
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(18,200)	$(49,729)
Net realized gain (loss) on investments	(1,368,054)	1,203,908
Net change in unrealized appreciation
or (depreciation) of investments	(383)	2,791,177
Net increase (decrease) in net assets
resulting from operations	(1,386,637)	3,945,356

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gain on investments	(1,095,090)	(69,823)
Total distributions to shareholders	(1,095,090)	(69,823)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets derived from
net change in outstanding shares (a) (b)	1,548,328	14,251,965

Total increase (decrease) in net assets	(933,399)	18,127,498

NET ASSETS:
Beginning of period	26,638,858	8,511,360
End of period	$25,705,459	$26,638,858

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	December 31, 2011		Year Ended
	(Unaudited)		June 30, 2011
	Shares	Value	Shares	Value

Shares sold	97,056	$1,892,540	920,168	$17,734,156
Reinvested dividends	61,384	1,095,091	3,586	69,823
Shares redeemed (b)	(75,500)	(1,439,303)	(182,072)	(3,552,014)
	82,940	$1,548,328	741,682	$14,251,965

(b)	Net of redemption fees of $0 and $3,490, respectively.

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Institutional Class

	Six Months
	Ended
	December 31,
	2011		Year Ended	Period Ended
	(Unaudited)		June 30, 2011	June 30, 2010*
Net asset value,
beginning of period/year	$20.53		$15.32	$15.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)	(0.01)		(0.05)	(0.04)
Net realized and unrealized
gain/(loss) on investments	(1.07)		5.34	0.36
Total from investment operations	(1.08)		5.29	0.32
Distributions to shareholders from
realized gain on investments	(0.83)		(0.08)	—
Proceeds from
redemption fees collected	—		0.00 **	—
Net asset value,
end of period/year	$18.62		$20.53	$15.32
Total Return	(5.09	)%^	34.52%	2.13	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
period/year (millions)	$25.7		$26.6	$8.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived	1.69	%#	1.84%	5.01	%#
After fees waived	1.10	%#	1.10%	1.15	%#**

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived	(0.74	)%#	(1.01)%	(4.17	)%#
After fees waived	(0.14	)%#	(0.27)%	(0.31	)%#
Portfolio turnover rate	30	%^	77%	73%

(a)	Calculated using the average shares outstanding method.
*	Fund commenced operations on August 28, 2009.
**	Amount is less than $0.01 per share.
^	Not annualized.
#	Annualized.

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2011 (Unaudited)

NOTE 1 – ORGANIZATION

The DSM Large Cap Growth Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The Fund has two classes of shares, Institutional and Retail, but currently only offers the Institutional Class.  The Fund commenced operations on August 28, 2009.

The Fund’s investment objective is to seek long-term capital appreciation.  The Fund seeks to achieve its objective by investing principally in equity securities of large cap companies.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short term securities that have maturities of less than 60 days are valued at amortized cost which, when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same

DSM Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2011 (Unaudited) (Continued)

security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2011, the Fund did not hold fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The end of the period timing recognition is used for the significant transfers between levels of the Fund’s assets and liabilities.  There were no significant transfers into and out of Level 1, 2 and 3 during the period ended December 31, 2011.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stock^	$25,578,941	$—	$—	$25,578,941
Short-Term
Investments	250,244	—	—	250,244
Total Investments
in Securities	$25,829,185	$—	$—	$25,829,185

^	See Schedule of Investments for industry breakouts.

DSM Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2011 (Unaudited) (Continued)

B.
Federal Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.2% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

As of June 30, 2011, the Fund did not defer, on a tax basis, any post-October losses.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax position, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax years (2010-2011).  The Fund identifies their major tax jurisdictions as U.S. Federal and Massachusetts State; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

DSM Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2011 (Unaudited) (Continued)

E.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 1.00% redemption fee on shares held less than 30 days.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

I.
Recent Accounting Pronouncement.  In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”.  ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting to entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation

DSM Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2011 (Unaudited) (Continued)

processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in observable inputs and the interrelationships between those unobservable inputs.  In addition, ASU 2011-04 will require reporting to entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.  At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

DSM Capital Partners LLC (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space and certain administrative services, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the six months ended December 31, 2011 the Fund incurred $125,176 in advisory fees.

The Advisor has contractually agreed to limit the Fund’s annual ratio of expenses to 1.10% of the Fund’s average daily net assets for the Institutional Class.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  Any fees waived or voluntarily reduced and/or any Fund expenses absorbed by the Advisor pursuant to the agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund’s current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses.

At December 31, 2011, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be recouped by the Advisor was $343,647.  The Advisor may recoup a portion of the above amount no later than the dates as stated below:

Expiration	Amount
June 30, 2013	$131,525
June 30, 2014	$137,808
June 30, 2015	$ 74,314

DSM Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2011 (Unaudited) (Continued)

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval.

U.S. Bancorp Fund Services, LLC (the “USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals.  For the six months ended December 31, 2011, the Fund incurred $15,882 in administration fees.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the six months ended December 31, 2011, the Fund was allocated $4,101 of the Trust’s Chief Compliance Officer Fee.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended December 31, 2011, the cost of purchases and the proceeds from sales of securities for the Fund, excluding short-term securities, was $8,210,025 and $7,602,134, respectively.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended December 31, 2011 (estimated) and the fiscal year ended June 30, 2011 for the Funds were as follows:

	December 31, 2011	June 30, 2011
Distributions paid from:
Ordinary income	$818,965	$63,748
Long-term capital gain	276,125	6,075
	$1,095,090	$69,823

DSM Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2011 (Unaudited) (Continued)

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows:

Cost of investments	$23,765,947
Gross tax unrealized appreciation	3,297,944
Gross tax unrealized depreciation	(1,234,706)
Net tax unrealized appreciation	$2,063,238

As of June 30, 2011, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$24,794,956
Gross tax unrealized appreciation	2,707,236
Gross tax unrealized depreciation	(643,615)
Net tax unrealized appreciation	2,063,621
Undistributed ordinary income	818,961
Undistributed long-term capital gain	276,118
Total distributable earnings	1,095,079
Total accumulated earnings/(losses)	$3,158,700

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the timing differences related to wash sales and post October loss deferrals.

NOTE 6 – CREDIT FACILITY

U.S. Bank, N.A. has made available to the Fund an uncommitted credit facility for short term liquidity in connection with shareholder redemptions.  Borrowings under this credit facility bear interest at the bank’s prime rate.  As of December 31, 2011 the maximum amount available was $4,000,000.  For the period ending December 31, 2011, the average borrowings and interest rate was $5,538 and 3.25% respectively.  The maximum amount outstanding during the period ended December 31, 2011 was $391,000.  Interest expense amounted to $92 for the period ending December 31, 2011.

DSM Large Cap Growth Fund

INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on August 8 and 9, 2011, the Board (which was comprised entirely of persons who are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Advisory Agreement for the DSM Large Cap Growth Fund (the “Fund”), a series of Professionally Managed Portfolios (the “Trust”) with DSM Capital Partners (the “Advisor”) for another annual term.  At this meeting and at a prior meeting held on May 18 and 19, 2011, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement.  In addition, the Board engaged an independent third party consulting firm to review the nature and quality of the information presented to the Board.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, the Advisor’s disaster recovery plan, and the Advisor’s business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics, including the Advisor’s diligence in risk oversight.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.
The Fund’s historical year-to-date performance and the overall performance of the Advisor.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and

DSM Large Cap Growth Fund

INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

long-term performance of the Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications.

The Board noted that the Fund underperformed its peer group median for the year-to-date time period, but outperformed its peer group median for the one-year time period.  The Board took into consideration the short period of time the Fund had been operational.

The Trustees also considered any differences of performance between similarly managed accounts and the performance of the Fund and found the differences to be reasonable.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Advisor, as well as expense waivers and reimbursements.

The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.10% for its Institutional Class of shares.  The Trustees noted that the Fund’s advisory fees were above its peer group median, while the net expense ratio was below its peer group median.

The Board took into consideration the services the Advisor provided to its institutional and separately managed account clients comparing the fees charged for those management services to the fees charged to the Fund.  The Trustees found that the fees charged to the Fund were in line with the fees charged by the Advisor to its institutional and separately managed account clients.

4.
Economies of Scale.  The Board also considered that economies of scale would be expected to be realized as the assets of the Fund grow.  The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Fund.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and indirect benefits to the Advisor from advising the Fund.  The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional benefits derived by the Advisor from its relationship with the Fund.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not

DSM Large Cap Growth Fund

INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interest of the Fund and its shareholders.

DSM Large Cap Growth Fund

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at (877) 862-9555.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 862-9555 or through the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (877) 862-9555.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  In addition, the Fund’s top ten portfolio holdings are posted on its website at www.dsmfunds.com after calendar quarter end.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will reduce the number of duplicate Prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the transfer agent toll free at (877) 862-9555 to request individual copies of these documents.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

DSM Large Cap Growth Fund

PRIVACY NOTICE (Unaudited)

The Fund collects non-public personal information about you from the following sources:

•	Information it receives about you on applications or other forms;

•	Information you give it verbally; and/or

•	Information about your transactions with it or others.

The Fund does not disclose any non-public personal information about shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Fund may share information with affiliated parties and unaffiliated third parties with whom it has contracts for servicing the Fund. The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Advisor
DSM CAPITAL PARTNERS LLC
116 Radio Circle Drive, Suite 200
Mount Kisco, New York  10549

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
P.O. Box 701
Milwaukee, Wisconsin  53201-0701

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Legal Counsel
PAUL HASTINGS LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York  10022

DSM Large Cap Growth Fund
Symbol – DSMLX
CUSIP – 742935133

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date     March 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date     March 7, 2012

By (Signature and Title)  /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date     February 29, 2012

* Print the name and title of each signing officer under his or her signature.